Off-Balance Sheet Commitments - Additional Information (Detail) - SQZ Biotechnologies [member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment received	$ 1
Maximum [Member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Potential development, regulatory and commercial mile stone payments	$ 56